Income Taxes (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes (Details) [Line Items]
Income tax rate		17.00%
Income tax, description	a new Enterprise Income Tax Law, or (“the New EIT Law”), combined the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption of a unified tax rate of 25% for most enterprises with the following exceptions. According to the requirements of Cai Shui [2014] No. 26, enterprises that qualify as encouraged industrial enterprises located in Zhu Hai Heng Qin New Area (“Heng Qin New Area”) are subject to a tax rate of 15%. Shengguang Zhongshuo, as a company located in Heng Qin New Area, is qualified to enjoy the 15% preferential income tax rate.
Annual taxable income		¥ 1,000
Total assets of tax		50,000
Net operating tax loss carry forwards		¥ 317,242	¥ 291,750
Net operating loss expiry, description		The NOLs in RPC will start to expire from in 2022 through 2026 if they are not used.
Valuation allowance		¥ 401,539	356,294	¥ 279,516
Percentage of income tax		50.00%
Underpayment of tax liability		¥ 100
Global intangible low taxed income, description		the Company has evaluated whether it has an additional tax liability from the Global Intangible Low Taxed Income (“GILTI”) inclusion on current earnings and profits of its foreign controlled corporations. The law also provides that corporate taxpayers may benefit from a 50% reduction in the GILTI inclusion, which effectively reduces the tax rate on the foreign income to 10.5%. The GILTI inclusion further provides for a foreign tax credit in connection with the foreign taxes paid. As of December 31, 2021 and 2020, the Company does not have any aggregated positive tested income; and as such, did not record a liability for GILTI tax.
Minimum [Member]
Income Taxes (Details) [Line Items]
Annual taxable income		¥ 1,000
Preferential income tax rate		2.50%
Maximum [Member]
Income Taxes (Details) [Line Items]
Annual taxable income		¥ 3,000
Preferential income tax rate		10.00%
U.S. [Member]
Income Taxes (Details) [Line Items]
Income tax rate					21.00%
Net operating tax loss carry forwards		¥ 1,882	1,919
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Income tax rate		8.25%
Income taxes profits earned		¥ 2,000
Existing tax rate		16.50%
Net operating tax loss carry forwards		¥ 102,156	¥ 17,470
Singapore [Member]
Income Taxes (Details) [Line Items]
Income tax rate			17.00%	17.00%
Net operating tax loss carry forwards		¥ 47,114	¥ 33,974
People's Republic of China [Member]
Income Taxes (Details) [Line Items]
Income tax rate		25.00%
Annual taxable income		¥ 3,000
Net operating loss		1,778,802	1,721,775
Net operating tax loss carry forwards		¥ 1,627,650	¥ 1,668,412
Non-resident for PRC tax purpose		If the Company were to be a non-resident for PRC tax purpose, dividends paid to it out of profits earned by PRC subsidiaries after January 1, 2008 would be subject to 10% withholding tax, if no tax treaty is applicable. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate may be reduced to 5%, if the investor holds at least 25% in the Foreign Invested Enterprise (“FIE”); or 10%, if the investor holds less than 25% in the FIE.